STOCKHOLDERS' EQUITY, Common Stock (Q1) (Details)				3 Months Ended
	Mar. 26, 2021 USD ($) $ / shares shares	Mar. 23, 2021 USD ($) $ / shares shares	Jan. 25, 2021	Mar. 31, 2021 USD ($) shares
Common Stock [Abstract]
Net proceeds				$ 123,909,289
IPO [Member]
Common Stock [Abstract]
Reduction of shares issued due to fractional shares based on the public offering price (in shares) | shares				(15)
Reduction of shares outstanding due to fractional shares based on the public offering price (in shares) | shares				(15)
Gross proceeds from offering		$ 118,750,000
Underwriting commissions		8,312,500
Expenses incurred		$ 3,093,836
Over-Allotment Option [Member]
Common Stock [Abstract]
Gross proceeds from offering	$ 17,812,500
Underwriting commissions	$ 1,246,875
Common Stock [Member]
Common Stock [Abstract]
Stock split			0.143
Common Stock [Member] | IPO [Member]
Common Stock [Abstract]
Shares issues (in shares) | shares		6,250,000
Share price (in dollars per share) | $ / shares		$ 19.00
Common Stock [Member] | Over-Allotment Option [Member]
Common Stock [Abstract]
Shares issues (in shares) | shares	937,500
Share price (in dollars per share) | $ / shares	$ 19.00